Risk management - Financial assets and liabilities denominated in foreign currency (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Risk management
Scenario / variation in the exchange rate	1.00%
variation in the exchange rate	5.00%
Credit risk in U.S. dollar portfolio
Risk management
Scenario / variation in the exchange rate	1.00%
USD$ Million
Risk management
variation in the exchange rate	5.00%
Currency risk
Risk management
One Percent variations in exchange rate, Effect on income before income taxes	$ 24,385
One percent variations in exchange rate, effect on other comprehensive income	796,716
Five Percent variations in exchange rate, Effect on income before income taxes	121,925
Five Percent variations in exchange rate, effect on other comprehensive income	$ 3,983,580